Equity (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of Share Capital	Share capital

	As of December 31,
	2024	2023	2024	2023
	Shares No.		(U.S. dollars, in thousands)
Contributed equity
(i)Share capital
Ordinary shares	1,154,023,928	1,015,342,237	1,320,207	1,286,229
Less: Treasury Shares	(1,579,499)	(542,903)	—	—
Total Contributed Equity	1,152,444,429	1,014,799,334	1,320,207	1,286,229

Summary of Movements in Ordinary Share Capital	Movements in ordinary share capital

	Six Months Ended December 31,		Six Months Ended December 31,
	2024	2023	2024	2023
	Shares No.		(U.S. dollars, in thousands)
Opening balance	1,141,784,114	814,204,825	1,310,813	1,249,123
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	1,341	—
Transfer to employee share trust(1)	7,200,000	—	—	—
Placement of shares under a share placement agreement(2)	5,039,814	—	1,000	—
Placement of shares under a share placement agreement(3)	—	201,137,412	—	39,708
Transaction costs arising on share issue	—	—	(110)	(2,602)
Total contributions of equity during the period	12,239,814	201,137,412	2,231	37,106
Unissued ordinary shares during the period
Placement of shares under a share placement agreement(2)	—	—	(1,000)	—
Exercise of warrants(4)	—	—	4,550	—
Total contributions of unissued equity during the period	—	—	3,550	—
Total contributions of equity during the period	12,239,814	201,137,412	5,781	37,106
Share options reserve transferred to equity on exercise of options	—	—	3,613	—
Ending balance	1,154,023,928	1,015,342,237	1,320,207	1,286,229

(1)Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

(2) In March 2024, Dr. Eric Rose, the Company's Chief Medical Offer and a director of Mesoblast, subscribed for 5,039,814 shares in Mesoblast Limited at A$0.30 per share, subject to shareholder approval which was received in November 2024. The shares remained in unissued capital until the shares were issued in December 2024.

(3) During the six months ended December 31, 2023, 201,137,412 shares were issued in a 1 for 4 pro-rata accelerated non-renounceable entitlement offer of new fully paid ordinary shares in Mesoblast Limited to existing shareholders in Australia and certain other countries together with an institutional placement of new fully paid ordinary shares in Mesoblast Limited, at A$0.30 per share.

(4) On December 31, 2024, Oaktree exercised 188,122 ADS warrants that were issued in December 2022. The Group received $1.4 million of proceeds in relation to the exercise price of the warrants at US$7.24 per ADS, which was recognized within cash and cash equivalents in December 2024. On the exercise date of December 31, 2024, the fair value of $3.2 million relating to the warrants exercised and the exercise price of $1.3 million were recognized as unissued capital within the equity statement and remained as unissued capital until the shares were formally issued. On January 3, 2025, the Group formally issued 1,881,220 ordinary shares to Oaktree in relation to the exercise of these ADS warrants.

Summary of Movements of Shares in Share Trust	Movements of shares in share trust

	Six Months Ended December 31,		Six Months Ended December 31,
	2024	2023	2024	2023
	Shares No.		(U.S. dollars, in thousands)
Opening balance	542,903	542,903	—	—
Movement of shares in share trust
Transfer to employee share trust(1)	7,200,000	—	—	—
Exercise of share options(1)	(6,163,404)	—	—	—
Ending balance	1,579,499	542,903	—	—

(1)Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

Summary of Warrant Reserve	Warrant reserve

(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
Warrant reserve	2024	2024
Opening balance	12,969	12,969
Movement during the period	—	—
Closing Balance	12,969	12,969